Meridian Contrarian Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Shares	Value
Common Stocks - 90.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Samba TV, Inc. Common Shares Acquisition Date: 5/1/25, Cost $3,843,995[1,2,3]	15,368	$207,775
Samba TV, Inc. Common Shares in Escrow Acquisition Date: 5/1/25, Cost $2,406,005[1,2,3]	9,625	123,585
Total Communication Services		331,360
Consumer Discretionary - 5.8%
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc.[3]	243,000	6,422,490
Specialty Retail - 2.6%
Aritzia, Inc. (Canada)[3]	127,216	10,379,554
Floor & Decor Holdings, Inc. Class A3,4	94,000	4,775,200
		15,154,754
Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp. Common Stock	79,000	5,511,040
VF Corp.	423,975	7,203,335
		12,714,375
Total Consumer Discretionary		34,291,619
Consumer Staples - 4.5%
Beverages - 0.2%
Zevia PBC Class A3	1,062,763	1,243,433
Consumer Staples Distribution & Retail - 2.0%
Dollar Tree, Inc.[3]	110,125	12,059,789
Food Products - 1.0%
Mama's Creations, Inc.[3]	380,000	5,829,200
Personal Care Products - 1.3%
Honest Co., Inc. (The)[3,4]	2,548,546	7,492,725
Total Consumer Staples		26,625,147
Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
California Resources Corp.[4]	209,000	14,466,980
Cameco Corp. (Canada)	106,789	11,598,353
Denison Mines Corp. (Canada)[3,4]	2,714,000	9,580,420
NexGen Energy Ltd. (Canada)[3]	547,655	6,352,798
Total Energy		41,998,551
Financials - 10.6%
Banks - 6.5%
First Citizens BancShares, Inc. Class A	7,886	14,862,429
Texas Capital Bancshares, Inc.[3]	180,737	17,148,326
	Shares	Value
Triumph Financial, Inc.[3,4]	107,836	$6,433,496
		38,444,251
Capital Markets - 1.5%
LPL Financial Holdings, Inc.	28,835	8,674,433
Financial Services - 0.3%
Klarna Group Plc (United Kingdom)[3,4]	134,000	1,754,060
Insurance - 2.3%
Axis Capital Holdings Ltd.	79,000	8,011,390
Universal Insurance Holdings, Inc.	158,000	5,397,280
		13,408,670
Total Financials		62,281,414
Health Care - 9.7%
Biotechnology - 2.4%
Legend Biotech Corp. ADR[3,4]	200,821	3,632,852
ORIC Pharmaceuticals, Inc.[3,4]	370,000	4,687,900
Precision BioSciences, Inc.[3]	179,140	985,270
Zenas Biopharma, Inc.[3,4]	243,812	4,766,524
		14,072,546
Health Care Equipment & Supplies - 6.7%
Envista Holdings Corp.[3]	663,643	16,836,623
Neogen Corp.[3]	968,609	8,998,378
Tandem Diabetes Care, Inc.[3]	159,000	3,048,030
Teleflex, Inc.	87,400	10,453,914
		39,336,945
Life Sciences Tools & Services - 0.6%
Bruker Corp.[4]	108,000	3,900,960
Total Health Care		57,310,451
Industrials - 22.5%
Aerospace & Defense - 3.8%
BWX Technologies, Inc.	54,500	11,144,705
VSE Corp.[4]	60,500	11,156,200
		22,300,905
Building Products - 1.6%
Advanced Drainage Systems, Inc.	69,000	9,461,970
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A3	695,000	2,946,800
Electrical Equipment - 3.3%
American Superconductor Corp.[3]	135,432	4,584,373
Regal Rexnord Corp.	77,600	14,531,376
		19,115,749
Ground Transportation - 1.5%
U-Haul Holding Co.[3,4]	183,800	8,781,964

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares	Value
Machinery - 4.0%
ATS Corp. (Canada)[3,4]	174,000	$4,906,800
Energy Recovery, Inc.[3]	516,000	5,196,120
Hillman Solutions Corp.[3]	860,000	7,155,200
Kornit Digital Ltd. (Israel)[3]	447,000	6,553,020
		23,811,140
Professional Services - 4.9%
CACI International, Inc. Class A3	25,100	13,651,137
Parsons Corp.[3]	182,800	9,902,276
Planet Labs PBC[3,4]	183,000	5,114,850
		28,668,263
Trading Companies & Distributors - 2.9%
Core & Main, Inc. Class A3	202,000	9,978,800
Transcat, Inc.[3]	97,500	7,161,375
		17,140,175
Total Industrials		132,226,966
Information Technology - 13.5%
Electronic Equipment, Instruments & Components - 2.9%
Mirion Technologies, Inc.[3,4]	460,240	8,555,862
nLight, Inc.[3]	151,023	8,611,331
		17,167,193
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.[3]	25,000	5,085,750
Ambarella, Inc.[3]	89,000	4,581,275
CEVA, Inc.[3]	471,000	8,798,280
Everspin Technologies, Inc.[3]	60,136	528,595
ON Semiconductor Corp.[3]	72,000	4,458,240
PDF Solutions, Inc.[3]	220,000	7,196,200
Penguin Solutions, Inc.[3,4]	173,782	3,058,563
		33,706,903
Software - 4.9%
Adeia, Inc.	487,000	11,702,610
BlackBerry Ltd. (Canada)[3,4]	1,454,833	4,713,659
Trimble, Inc.[3]	185,656	12,110,341
		28,526,610
Total Information Technology		79,400,706
Materials - 7.5%
Construction Materials - 1.3%
James Hardie Industries Plc[3,4]	301,000	5,700,940
Knife River Corp.[3]	23,000	1,877,950
		7,578,890
Containers & Packaging - 2.5%
Crown Holdings, Inc.	90,642	9,086,861
Ranpak Holdings Corp.[3]	1,583,000	5,651,310
		14,738,171
	Shares	Value
Metals & Mining - 3.7%
Coeur Mining, Inc.[3]	501,851	$9,419,739
Constellium SE3	497,379	12,225,576
		21,645,315
Total Materials		43,962,376
Real Estate - 3.6%
Residential REITs - 2.1%
Sun Communities, Inc.	97,312	12,257,420
Specialized REITs - 1.5%
Fermi, Inc.[3,4]	273,000	1,594,320
VICI Properties, Inc.	268,000	7,321,760
		8,916,080
Total Real Estate		21,173,500
Utilities - 5.6%
Electric Utilities - 2.1%
Evergy, Inc.	148,000	12,124,160
Independent Power & Renewable Electricity Producers - 2.0%
Brookfield Renewable Corp. (Canada)[4]	302,300	12,040,609
Water Utilities - 1.5%
Consolidated Water Co. Ltd.	272,000	9,008,640
Total Utilities		33,173,409
Total Common Stocks - 90.5% (Cost $381,951,535)		532,775,499
Preferred Stocks - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Skyryse, Inc. Series C Acquisition Date: 9/12/25 - 11/17/25, Cost $5,999,967[1,2,3]	222,022	5,999,967
Total Information Technology		5,999,967
Total Preferred Stocks - 1.0% (Cost $5,999,967)		5,999,967
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[2,3]	150,750	372,158
Total Health Care		372,158
Total Rights - 0.1% (Cost $0)		372,158

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 12.9%
Money Market Funds - 12.9%
Goldman Sachs Financial Square Government Fund, Institutional Class, 3.56% [5]	51,186,668	$51,186,668
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 3.58% [5,6]	24,469,473	24,469,473
Total Money Market Funds (Cost $75,656,141)		75,656,141
Total Short-Term Investments - 12.9% (Cost $75,656,141)		75,656,141
Total Investments - 104.5% (Cost $463,607,643)		614,803,765
Liabilities in Excess of Other Assets - (4.5)%		(26,363,073)
Net Assets - 100.0%		$588,440,692
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $6,331,327 and represents 1.08% of net assets.
[2]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee.
[3]	Non-income producing securities.
[4]	All or portion of this security is on loan at March 31, 2026. Total value of such securities at period-end amounts to
$59,606,711 and represents 10.13% of net assets. Securities loaned with a value of $621,984 are pending settlement as of March 31, 2026.
[5]	The rate shown is the 7-Day SEC yield as of March 31, 2026.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/